Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill

The table below summarizes the changes in the carrying amount of goodwill as follows:

Total
Balance at March 27, 2020	$1,285
Goodwill arising from Acquisition	18,803
Currency translation	161

Balance at December 25, 2020	$20,249

The table below summarizes the changes in the carrying amount of goodwill as follows:

	Fiscal Year Ended
	March 29, 2019	March 27, 2020
Beginning balance	$1,467	$1,336
Foreign currency translation	(131)	(51)

Ending balance	$1,336	$1,285

Schedule of Intangible Assets, Net

Intangible assets, net is as follows:

	December 25, 2020
Description	Gross	Accumulated Amortization	Net Carrying Amount	Weighted- Average Lives
Patents	$31,852	$11,661	$20,191	10 years
Customer relationships	6,193	5,823	370	9 years
Process technology	17,150	2,028	15,122	12 years
Trademarks	810	73	737	5 years
Other	32	32	—

Total	$56,037	$19,617	$36,420

	March 27, 2020
Description	Gross	Accumulated Amortization	Net Carrying Amount	Weighted- Average Lives
Patents	$29,115	$9,834	$19,281	10 years
Customer relationships	5,462	5,335	127	9 years
Process technology	1,650	1,650	—
Trademarks	608	58	550
Other	32	32	—

Total	$36,867	$16,909	$19,958

Intangible assets, net is as follows:

	March 29, 2019
Description	Gross	Accumulated Amortization	Net Carrying Amount	Weighted- Average Lives
Patents	$24,986	$8,035	$16,951	10 years
Customer relationships	5,205	4,946	259	9 years
Process technology	1,650	1,650	—
Trademarks	563	58	505
Other	32	32	—

Total	$32,436	$14,721	$17,715

Schedule of Annual Amortization Expense

As of December 25, 2020, annual amortization expense of intangible assets for the next five fiscal years is expected to be as follows:

Remainder of 2021	$850
2022	3,293
2023	3,139
2024	3,003
2025	2,709
Thereafter	23,426

Total	$36,420

As of March 27, 2020, annual amortization expense of intangible assets for the next five fiscal years is expected to be as follows:

Fiscal Year	Amortization Expense
2021	$2,391
2022	2,145
2023	1,881
2024	1,695
2025	1,410
Thereafter	10,436

Total	$19,958